Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		CIK0001848000_LAKESHORE ACQUISITION I CORP Common Stock. Sponsor [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Common Stock.	CIK0001848000_LAKESHORE ACQUISITION I CORP Additional Paid-in Capital [Member] Sponsor [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Additional Paid-in Capital [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Retained Earnings [Member] Sponsor [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Retained Earnings [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Sponsor [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP	Common Stock.	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2020										$ 2,418	$ 150,421,286	$ (197,671,868)	$ (47,248,164)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders												(5,977,407)	(5,977,407)
Ending balance at Dec. 31, 2021			$ 163		$ 779,049		$ (299,625)		$ 479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the end (in shares) at Dec. 31, 2021			1,628,425
Beginning balance at Jan. 05, 2021			$ 0		0		0		0
Balance at the beginning (in shares) at Jan. 05, 2021			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock			$ 144		24,856		0		25,000
Issuance of stock (in shares)			1,437,500
Net loss attributable to common stockholders					0		(4,013)		(4,013)
Ending balance at Mar. 31, 2021	[1]		$ 144		24,856		(4,013)		20,987
Balance at the end (in shares) at Mar. 31, 2021	[1]		1,437,500
Beginning balance at Jan. 05, 2021			$ 0		0		0		0
Balance at the beginning (in shares) at Jan. 05, 2021			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders									(157,152)
Ending balance at Sep. 30, 2021			$ 163		779,049		(157,152)		622,060
Balance at the end (in shares) at Sep. 30, 2021			1,628,425
Beginning balance at Jan. 05, 2021			$ 0		0		0		0
Balance at the beginning (in shares) at Jan. 05, 2021			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock		$ 144	$ 547	$ 24,856	54,669,453	$ 0	0	$ 25,000	54,670,000
Issuance of stock (in shares)		1,437,500	5,467,000
Issuance of private units			$ 26		2,616,724		0		2,616,750
Issuance of private units (in shares)			261,675
Underwriters' discount			$ 0		(1,366,750)		0		(1,366,750)
Deduction of other offering costs			0		(495,788)		0		(495,788)
Change in value of ordinary shares subject to redemption			$ (547)		(52,251,125)		0		(52,251,672)
Change in value of ordinary shares subject to redemption (in shares)			(5,467,000)
Stock Repurchased During Period, Value			$ 7		(7)		0
Stock Repurchased During Period, Shares			70,750
Allocation of offering costs to ordinary shares subject to redemption			$ 0		1,780,148		0		1,780,148
Deduction for increases of carrying value of redeemable shares					(4,198,476)		0		(4,198,476)
Net loss attributable to common stockholders					0		(299,625)		(299,625)				(299,625)
Ending balance at Dec. 31, 2021			$ 163		779,049		(299,625)		479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the end (in shares) at Dec. 31, 2021			1,628,425
Beginning balance at Mar. 31, 2021	[1]		$ 144		24,856		(4,013)		20,987
Balance at the beginning (in shares) at Mar. 31, 2021	[1]		1,437,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of public units			$ 547		54,669,453		0		54,670,000
Issuance of public units (in shares)			5,467,000
Issuance of private units			$ 26		2,616,724		0		2,616,750
Issuance of private units (in shares)			261,675
Underwriters' discount					(1,366,750)		0		(1,366,750)
Deduction of other offering costs					(495,788)		0		(495,788)
Forfeiture of shares			$ (7)		7		0
Forfeiture of shares (in shares)			(70,750)
Change in value of ordinary shares subject to redemption			$ (547)		(52,251,125)		0		(52,251,672)
Change in value of ordinary shares subject to redemption (in shares)			(5,467,000)
Allocation of offering costs to ordinary shares subject to redemption					1,780,148		0		1,780,148
Deduction for increases of carrying value of redeemable shares					(4,198,476)		0		(4,198,476)
Net loss attributable to common stockholders					0		(52,545)		(52,545)
Ending balance at Jun. 30, 2021			$ 163		779,049		(56,558)		722,654
Balance at the end (in shares) at Jun. 30, 2021			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders					0		(100,594)		(100,594)
Ending balance at Sep. 30, 2021			$ 163		779,049		(157,152)		622,060
Balance at the end (in shares) at Sep. 30, 2021			1,628,425
Beginning balance at Dec. 31, 2021			$ 163		779,049		(299,625)		479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the beginning (in shares) at Dec. 31, 2021			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders							(145,304)		(145,304)			(2,980,733)	(2,980,733)
Ending balance at Mar. 31, 2022			$ 163		779,049		(444,929)		334,283	2,463	150,425,953	(206,630,008)	(56,201,592)
Balance at the end (in shares) at Mar. 31, 2022			1,628,425
Beginning balance at Dec. 31, 2021			$ 163		779,049		(299,625)		479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the beginning (in shares) at Dec. 31, 2021			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock								$ 25,000
Net loss attributable to common stockholders									(89,597)
Ending balance at Sep. 30, 2022			$ 163		132,444		(389,222)		(256,615)
Balance at the end (in shares) at Sep. 30, 2022			1,628,425
Beginning balance at Dec. 31, 2021			$ 163		779,049		(299,625)		479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the beginning (in shares) at Dec. 31, 2021			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of offering costs to ordinary shares subject to redemption											12,640,679		12,640,679
Net loss attributable to common stockholders												(7,145,320)	(7,145,320)
Ending balance at Dec. 31, 2022											190,298,562	(210,794,595)	(20,494,429)
Beginning balance at Mar. 31, 2022			$ 163		779,049		(444,929)		334,283	$ 2,463	150,425,953	(206,630,008)	(56,201,592)
Balance at the beginning (in shares) at Mar. 31, 2022			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deduction for increases of carrying value of redeemable shares					(81,296)				(81,296)
Net loss attributable to common stockholders							(4,598)		(4,598)
Ending balance at Jun. 30, 2022			$ 163		697,753		(449,527)		248,389
Balance at the end (in shares) at Jun. 30, 2022			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deduction for increases of carrying value of redeemable shares					(565,309)				(565,309)
Net loss attributable to common stockholders							60,305		60,305
Ending balance at Sep. 30, 2022			$ 163		$ 132,444		$ (389,222)		$ (256,615)
Balance at the end (in shares) at Sep. 30, 2022			1,628,425
Beginning balance at Dec. 31, 2022											190,298,562	(210,794,595)	(20,494,429)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders												(6,892,171)	(6,892,171)
Ending balance at Mar. 31, 2023											$ 190,524,697	$ (217,686,766)	$ (27,160,465)

[1]	The number of ordinary shares outstanding at March 31, 2021 includes an aggregate of up to 187,500 shares of non-redeemable founder shares that are subject to forfeiture if the underwriters do not exercise over-allotment option. In connection with the closing of the initial public offering and the underwriters’ partial exercise of over-allotment option on June 15, 2021 and June 28, 2021, respectively, a total of 70,750 founder shares were forfeited and a total of 116,750 founder shares were no longer subject to forfeiture.